UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	07/31/2006

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2006 (Unaudited)

Common Stocks--97.4%	Shares	Value ($)

Australia--5.2%
ABC Learning Centres	8,249	39,634
Alinta	5,843	46,297
Alumina	30,875	150,711
Amcor	23,811	123,528
AMP	49,795	343,803
Ansell	3,354	21,564
APN News & Media	8,288	31,946
Aristocrat Leisure	9,019	83,350
Australia & New Zealand Banking Group	48,457	937,598
Australian Gas Light	12,097	176,314
Australian Stock Exchange	2,805	70,331
AXA Asia Pacific Holdings	23,635	115,008
Babcock & Brown	3,347	49,629
BHP Billiton	92,313	1,964,435
Billabong International	4,636	51,335
BlueScope Steel	19,049	99,991
Boral	15,484	89,346
Brambles Industries	25,004	208,084
Caltex Australia	3,724	69,602
Centro Properties Group	21,747	115,653
CFS Gandel Retail Trust (Units)	32,252	45,969
Challenger Financial Services Group	11,207	25,936
Coca-Cola Amatil	14,372	75,441
Cochlear	1,413	57,474
Coles Myer	31,640	275,674
Commonwealth Bank of Australia	34,112	1,171,073
Commonwealth Property Office Fund (Units)	36,059	37,994
Computershare	12,331	74,271
CSL	4,766	192,653
CSR	21,918	56,938
DB RREEF Trust	72,157	85,706
DCA Group	11,377	20,924
Downer EDI	6,994	40,143
Foster's Group	52,941	218,260
Futuris	13,014	19,945
Goodman Fielder	27,397 a	42,199
GPT Group	52,110	180,492
Harvey Norman Holdings	11,900	31,278
Iluka Resources	4,928	26,321
ING Industrial Fund (Units)	20,424	33,806
Insurance Australia Group	42,220	168,237
Investa Property Group	42,296	74,222
James Hardie Industries	12,736	68,317
John Fairfax Holdings	25,698	78,770
Leighton Holdings	3,591	53,027
Lend Lease	9,764	106,621
Lion Nathan	7,063	42,595
Macquarie Airports Management	16,123	38,054
Macquarie Bank	6,476	306,934
Macquarie Communications Infrastructure Group	6,720	31,206
Macquarie Goodman Group	34,817	159,281
Macquarie Infrastructure Group	63,796	132,972

Macquarie Office Trust (Units)	50,300	52,807
Mayne Pharma	13,310 a	28,049
Mirvac Group	24,004	78,544
Multiplex Group	17,719	48,474
National Australia Bank	42,416	1,166,871
Newcrest Mining	8,968	131,671
OneSteel	16,063	48,005
Orica	8,179	146,786
Origin Energy	20,831	120,519
Pacific Brands	12,100	21,604
Paladin Resources	10,911 a	37,792
PaperlinX	11,516	30,357
Perpetual	1,127	60,315
Publishing & Broadcasting	3,465	45,404
Qantas Airways	26,278	61,417
QBE Insurance Group	21,163	357,589
Rinker Group	24,440	246,653
Rio Tinto	7,595	432,779
Santos	16,011	141,096
Sonic Healthcare	7,194	69,626
Stockland	36,181	189,642
Suncorp-Metway	14,578	216,161
Symbion Health	18,425	43,346
TABCORP Holdings	14,120	166,089
Telstra	56,134	164,319
Toll Holdings	13,435	146,913
Transurban Group	20,936	113,586
UNiTAB	3,370	38,039
Wesfarmers	9,914	268,937
Westfield Group	39,472	556,552
Westpac Banking	48,521	817,996
Woodside Petroleum	12,407	406,825
Woolworths	30,924	451,192
WorleyParsons	3,708	56,971
Zinifex	12,692	102,608
		15,826,426
Austria--.6%
Andritz	260	45,456
Boehler-Uddeholm	1,080	56,370
bwin Interactive Entertaiment	564 a	21,017
Erste Bank der Oesterreichischen Sparkassen	4,841	278,991
Flughafen Wien	305	23,276
Immoeast Immobilien Anlagen	7,614 a	87,158
IMMOFINANZ Immobilien Anlagen	11,472 a	131,614
Mayr-Melnhof Karton	130	21,884
Meinl European Land	3,707 a	77,914
OMV	4,320	264,733
Raiffeisen International Bank-Holding	910	78,086
RHI	504 a	16,594
Telekom Austria	9,216	208,052
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	3,831	185,144
Voestalpine	558	82,360
Wiener Staedtische Versicherung	830	48,300
Wienerberger	1,806	85,528
		1,712,477
Belgium--1.1%
AGFA-Gevaert	2,561	59,351
Barco	320	27,340

Bekaert	369	33,834
Belgacom	4,240	143,009
Cofinimmo	138	24,092
Colruyt	440 a	71,648
Compagnie Maritime Belge	250	7,705
D'ieteren	77	25,057
Delhaize Group	1,947	141,502
Dexia	14,744	360,694
Euronav	300	9,939
Fortis	31,001	1,100,613
Groupe Bruxelles Lambert	1,943	204,564
InBev	4,783	250,867
KBC Groep	4,865	529,582
Mobistar	872	72,221
Omega Pharma	427	25,883
Solvay	1,635	193,836
UCB	2,300	133,931
Umicore	610	77,106
		3,492,774
China--.0%
Foxconn International Holdings	54,000 a	125,632
Denmark--.7%
AP Moller - Maersk	28	211,180
Bang & Olufsen, Cl. B	250	25,654
Carlsberg, Cl. B	870	64,129
Codan	300	21,292
Coloplast, Cl. B	600	45,253
D/S Torm	300	14,417
Danisco	1,220	89,928
Danske Bank	11,033	422,666
DSV	600	96,355
East Asiatic	420	16,665
FLSmidth and Co.	1,200	46,689
GN Store Nord	5,350	75,943
H Lundbeck	1,600	38,993
Jyske Bank	1,500 a	83,502
NKT Holding	430	26,585
Novo-Nordisk, Cl. B	6,366	391,945
Novozymes, Cl. B	1,225	81,287
Sydbank	1,600	54,727
Topdanmark	500 a	69,863
TrygVesta	710	42,985
Vestas Wind Systems	5,000	134,681
William Demant Holding	780 a	58,495
		2,113,234
Finland--1.4%
Amer Sports	1,590	33,338
Cargotec, Cl. B	1,085	44,322
Elisa, Cl. A	3,750	74,463
Fortum	11,997	324,878
KCI Konecranes	1,600	29,403
Kesko, Cl. B	1,840	76,384
Kone, Cl. B	1,870	83,715
Metso	3,310	119,245
Neste Oil	3,361	115,807
Nokia	111,383	2,207,456
Nokian Renkaat	2,220	30,654
OKO Bank, Cl. A	2,480	38,706

Orion	2,100 a	35,294
Outokumpu	3,240	78,560
Rautaruukki	2,100	59,628
Sampo, Cl. A	11,453	215,875
Sanoma-WSOY	1,660	39,678
Stora Enso, Cl. R	15,815	233,509
Tietoenator	1,983	47,221
UPM-Kymmene	13,944	308,915
Uponor	1,400	38,144
Wartsila, Cl. B	1,750	67,891
YIT	3,100	68,044
		4,371,130
France--9.1%
Accor	5,234	308,453
Air France-KLM	3,326	82,046
Air Liquide	3,199	645,020
Alcatel	36,056	406,294
Alstom	2,936 a	254,593
Atos Origin	1,826 a	84,658
AXA	44,012	1,516,480
BNP Paribas	21,940	2,133,503
Bouygues	5,406	269,677
Business Objects	2,444 a	58,916
Capgemini	3,310	177,664
Carrefour	15,868	988,400
Casino Guichard Perrachon	1,116	91,646
Cie de Saint-Gobain	8,246	588,243
Cie Generale d'Optique Essilor International	2,565	256,301
CNP Assurances	1,066	101,416
Compagnie Generale des Etablissements Michelin, Cl. B	3,670	222,746
Credit Agricole	15,890	638,149
Dassault Systemes	1,383	71,497
France Telecom	44,771	937,006
Gaz de France	4,990	177,348
Gecina	319	41,157
Groupe Danone	6,302	832,378
Hermes International	1,675	138,727
Imerys	824	59,780
Klepierre	540	68,395
L'Oreal	7,859	786,796
Lafarge	3,974	480,264
Lagardere	3,232	226,436
LVMH Moet Hennessy Louis Vuitton	6,498	652,199
M6-Metropole Television	1,704	52,494
Neopost	869	94,540
PagesJaunes Groupe	3,406	95,755
Pernod-Ricard	1,994	414,777
Peugeot	4,002	209,853
PPR	1,744	232,798
Publicis Groupe	3,723	139,397
Renault	4,917	536,812
Safran	4,120	80,075
Sanofi-Aventis	26,849	2,550,907
Schneider Electric	6,001	616,483
SCOR	20,269	47,594
Societe BIC	738	44,236
Societe Des Autoroutes Paris-Rhin-Rhone	541	37,420
Societe Generale	9,177	1,367,872

Societe Television Francaise 1	2,930	93,291
Sodexho Alliance	2,579	130,759
Suez	26,920	1,115,130
Suez-Strip VVPR	2,304 a	29
Technip	2,318	124,359
Thales	2,345	93,189
Thomson	6,767	113,560
Total	58,396	3,968,299
Unibail	1,201	222,695
Valeo	1,773	64,733
Vallourec	960	208,513
Veolia Environnement	7,594	412,065
Vinci	5,370	545,150
Vivendi	30,542	1,033,258
Zodiac	1,138	65,148
		28,007,379
Germany--6.5%
Adidas	5,484	255,652
Allianz	10,739	1,684,977
Altana	1,906	109,212
BASF	13,592	1,093,629
Bayer	19,235	946,768
Beiersdorf	1,374	72,189
Bilfinger Berger	1,023	53,382
Celesio	2,310	108,159
Commerzbank	16,336	574,132
Continental	3,486	357,227
DaimlerChrysler	24,126	1,244,159
Deutsche Bank	13,611	1,572,824
Deutsche Boerse	2,825	400,709
Deutsche Lufthansa	5,695	106,181
Deutsche Post	18,709	462,707
Deutsche Postbank	1,500	109,589
Deutsche Telekom	72,222	1,116,132
Douglas Holding	897	40,431
E.ON	16,468	1,986,188
Fresenius Medical Care & Co.	1,684	202,848
Heidelberger Druckmaschinen	1,652	68,074
Hochtief	1,163	60,183
Hypo Real Estate Holding	3,524	195,806
Infineon Technologies	20,190 a	215,399
IVG Immobilien	2,698	85,939
KarstadtQuelle	1,514 a	35,589
Linde	2,837	239,709
MAN	3,391	245,365
Merck	1,492	136,137
Metro	3,844	219,031
MLP	1,365	26,077
Muenchener Rueckversicherungs	5,110	703,173
Premiere	1,607 a	19,893
Puma	377	137,025
Rheinmetall	1,126	72,566
RWE	11,781	1,032,106
Salzgitter	1,117	87,951
SAP	5,860	1,071,407
Siemens	22,384	1,805,044
Solarworld	1,008	55,043
Suedzucker	1,661	40,274

ThyssenKrupp	9,590	335,329
TUI	5,550	112,897
Volkswagen	4,482	336,204
Wincor Nixdorf	440	57,992
		19,891,308
Greece--.6%
Alpha Bank	10,349	264,930
Coca-Cola Hellenic Bottling	2,698	85,388
Cosmote Mobile Communications	2,425	54,466
EFG Eurobank Ergasias	6,069	171,164
Emporiki Bank of Greece	2,376	75,803
Folli-Follie	560	12,949
Germanos	1,240	29,876
Hellenic Exchanges Holding	1,360	20,653
Hellenic Petroleum	2,400	33,507
Hellenic Technodomiki Tev	3,380	33,558
Hellenic Telecommunications Organization	8,174	186,302
Intracom Holdings	1,950	12,492
Motor Oil (Hellas) Corinth Refineries	1,145	31,854
National Bank of Greece	9,581	371,939
OPAP	5,885	213,438
Piraeus Bank	5,375	134,443
Public Power	2,700	64,364
Technical Olympic	1,000	4,058
Titan Cement	1,579	76,975
Viohalco	3,050	27,557
		1,905,716
Hong Kong--1.6%
ASM Pacific Technology	4,500	22,612
Bank of East Asia	37,191	153,382
BOC Hong Kong Holdings	98,000	199,499
Cathay Pacific Airways	28,000	50,154
Cheung Kong Holdings	40,000	433,392
Cheung Kong Infrastructure Holdings	10,000	31,140
CLP Holdings	48,288	286,450
Esprit Holdings	25,000	190,124
Giordano International	32,000	17,047
Hang Lung Properties	45,000	88,827
Hang Seng Bank	20,100	256,835
Henderson Land Development	20,000	109,635
Hong Kong & China Gas	95,772	216,900
Hong Kong Exchanges & Clearing	28,000	181,953
HongKong Electric Holdings	36,500	173,782
Hopewell Holdings	18,000	51,305
Hutchison Telecommunications International	37,000 a	64,275
Hutchison Whampoa	56,800	517,842
Hysan Development	18,000	50,610
Johnson Electric Holdings	38,900	27,281
Kerry Properties	10,500	34,589
Kingboard Chemical Holdings	13,000	38,057
Li & Fung	50,600	105,872
Link REIT	52,500	110,523
Melco International Development	21,000	46,209
MTR	36,000	92,464
New World Development	63,191	108,798
Orient Overseas International	6,300	24,888
PCCW	92,207	58,139
Shangri-La Asia	28,000	58,225

Shun TAK Holdings	24,000	30,945
Sino Land	36,664	61,804
Solomon Systech International	32,000	7,824
Sun Hung Kai Properties	36,699	385,821
Swire Pacific, Cl. A	25,000	259,289
Techtronic Industries	23,500	31,631
Television Broadcasts	8,000	48,950
Texwinca Holdings	8,000	5,137
Wharf Holdings	32,171	119,432
Wing Hang Bank	4,000	36,545
Yue Yuen Industrial Holdings	13,800	38,534
		4,826,721
Ireland--.8%
Allied Irish Banks	23,201	560,479
Bank of Ireland	25,845	458,781
C & C Group	7,750	81,099
CRH	14,197	457,104
DCC	2,056	49,327
Depfa Bank	9,130	153,680
Eircom Group	12,625	35,284
Elan	11,452 a	171,281
Fyffes	6,620	12,250
Grafton Group (Units)	5,475	69,660
Greencore Group	4,695	24,206
Iaws Group	2,816	52,108
Independent News & Media	15,907	47,095
Irish Life & Permanent	7,158	164,881
Kerry Group, Cl. A	3,503	70,631
Kingspan Group	3,340	55,368
Paddy Power	790	13,177
Ryanair Holdings	2,000 a	19,882
		2,496,293
Italy--3.7%
Alleanza Assicurazioni	11,038	129,733
Arnoldo Mondadori Editore	2,344	22,809
Assicurazioni Generali	25,350	905,488
Autogrill	2,438	38,175
Autostrade	7,523	209,674
Banca Fideuram	8,234	52,145
Banca Intesa	103,198	596,254
Banca Intesa (RNC)	25,179	134,955
Banca Monte dei Paschi di Siena	29,596	177,797
Banca Popolare di Milano	11,191	140,315
Banche Popolari Unite	9,056	243,387
Banco Popolare di Verona e Novara	9,959	283,415
Benetton Group	1,630	23,713
Bulgari	3,593	43,468
Capitalia	44,739	375,105
Enel	114,135	1,006,465
ENI	68,834	2,109,099
Fiat	14,642	206,847
Finmeccanica	7,637	164,512
Fondiaria-SAI	1,871	75,427
Gruppo Editoriale L'Espresso	3,559	18,894
Italcementi	1,605	39,858
Lottomatica	1,485	55,147
Luxottica Group	3,417	94,320
Mediaset	19,649	222,667

Mediobanca	12,794	259,764
Mediolanum	5,922	41,036
Pirelli & C	72,347	60,658
Sanpaolo IMI	29,494	524,684
Seat Pagine Gialle	102,684	49,075
Snam Rete Gas	26,480	122,413
Telecom Italia	283,675	762,035
Telecom Italia (RNC)	160,253	386,314
Terna	29,336	80,864
Tiscali	4,586 a	14,265
UniCredito Italiano	206,416	1,587,092
		11,257,869
Japan--23.6%
77 Bank	8,000	58,164
Access	6 a	34,657
Acom	1,780	80,884
Aderans	1,000	28,226
Advantest	2,100	203,696
Aeon	15,400	359,986
Aeon Credit Service	2,160	45,490
Aiful	2,025	79,630
Aisin Seiki	5,200	151,317
Ajinomoto	16,800	189,383
Alfresa Holdings	700	45,327
All Nippon Airways	18,000	69,367
Alps Electric	4,400	54,560
Amada	9,000	95,714
Amano	1,800	22,886
Aoyama Trading	1,600	49,915
Arrk	1,500	29,755
Asahi Breweries	9,300	136,044
Asahi Glass	24,800	318,357
Asatsu-DK	700	22,816
Ashai Kasei	31,900	198,757
Asics	4,000	39,603
Astellas Pharma	14,479	576,959
Autobacs Seven	700	30,952
Bank of Fukuoka	15,000	111,941
Bank of Kyoto	7,000	72,425
Bank of Yokohama	32,000	256,984
Benesse	1,700	60,314
Bridgestone	16,300	296,985
Canon	28,250	1,360,226
Canon Marketing Japan	2,000	43,868
Casio Computer	6,200	122,716
Central Glass	6,000	33,609
Central Japan Railway	42	466,116
Chiba Bank	19,000	186,289
Chiyoda	4,000	76,900
Chubu Electric Power	16,700	405,698
Chugai Pharmaceutical	7,428	153,513
Circle K Sunkus	1,000	20,710
Citizen Watch	10,400	89,245
COCA-COLA WEST HOLDINGS	1,600	29,851
COMSYS Holdings	3,000	34,841
Credit Saison	4,400	191,095
CSK HOLDINGS	1,700	69,970
Dai Nippon Printing	16,800	265,136

Daicel Chemical Industries	8,000	59,073
Daido Steel	8,200	62,269
Daifuku	2,000	28,033
Daiichi Sankyo	19,483	536,300
Daikin Industries	6,100	197,230
Daimaru	6,000	71,936
Dainippon Ink and Chemicals	18,000	62,603
Dainippon Screen Manufacturing	5,000	38,974
Daito Trust Construction	2,300	125,215
Daiwa House Industry	13,400	218,737
Daiwa Securities Group	34,000	380,600
Denki Kagaku Kogyo	13,600	54,906
Denso	14,100	484,231
Dentsu	49	144,300
Dowa Mining	7,000	63,128
eAccess	41	25,546
East Japan Railway	90	670,861
Ebara	9,000	37,751
EDION	1,900	35,697
Eisai	6,600	305,099
Electric Power Development	4,080	152,597
Elpida Memory	1,600 a	64,176
FamilyMart	1,500	45,353
Fanuc	4,800	400,996
Fast Retailing	1,300	105,990
Fuji Electric Holdings	16,000	79,276
Fuji Photo Film	13,000	438,502
FUJI SOFT	600	20,029
Fuji Television Network	11	22,974
Fujikura	10,000	124,874
Fujitsu	49,800	386,876
Furukawa Electric	16,000	103,605
Glory	1,700	29,117
Goodwill Group	30	18,377
Gunma Bank	9,000	69,996
Gunze	5,000	27,964
Hakuhodo DY Holdings	700	51,077
Hankyu Department Stores	4,000	31,074
Hanshin Electric Railway	5,000	33,469
Haseko	19,000 a	64,753
Hikari Tsushin	700	28,383
Hino Motors	7,000	39,638
Hirose Electric	800	103,325
Hitachi	88,900	570,215
Hitachi Cable	5,000	23,813
Hitachi Capital	1,000	17,110
Hitachi Chemical	2,600	63,503
Hitachi Construction Machinery	2,500	58,876
Hitachi High-Technologies	1,600	46,839
Hokkaido Electric Power	4,600	111,548
Hokuhoku Financial Group	29,000	109,730
Honda Motor	41,220	1,361,573
House Foods	1,620	24,335
Hoya	11,400	399,476
Ibiden	3,400	164,600
Index Holdings	27	21,353
INPEX Holdings	21 a	198,191
Isetan	4,800	75,543

Ishikawajima-Harima Heavy Industries	32,000	90,322
Ito En	1,600	57,884
Itochu	40,500	365,592
Itochu Techno-Science	800	35,933
Jafco	800	42,994
Japan Airlines	16,600	30,608
Japan Prime Realty Investment	11	33,259
Japan Real Estate Investment	8	69,909
Japan Retail Fund Investment	7	54,013
Japan Steel Works	9,000	55,604
Japan Tobacco	120	460,349
JFE Holdings	14,760	590,735
JGC	6,000	99,620
Joyo Bank	18,462	113,094
JS Group	6,924	142,492
JSR	4,800	113,252
JTEKT	5,000	93,503
Kajima	24,800	104,458
Kaken Pharmaceutical	2,000	14,034
Kamigumi	6,400	46,867
Kaneka	7,000	62,699
Kansai Electric Power	20,499	472,909
Kansai Paint	5,000	38,231
Kao	13,000	338,533
Katokichi	3,700	35,437
Kawasaki Heavy Industries	33,000	100,354
Kawasaki Kisen Kaisha	14,000	81,356
KDDI	65	422,598
Keihin Electric Express Railway	11,000	77,669
Keio	14,000	87,718
Keisei Electric Railway	7,000	38,660
Keyence	1,014	231,890
Kikkoman	4,000	51,488
Kinden	3,000	23,253
Kintetsu	41,354	130,095
Kirin Brewery	21,000	311,968
KK DaVinci Advisors	26 a	21,698
Kobe Steel	75,000	226,766
Kokuyo	2,400	39,387
Komatsu	23,600	475,362
Komori	2,000	43,693
Konami	2,600	63,390
Konica Minolta Holdings	12,500	159,588
Kose	880	29,683
Kubota	29,000	267,104
Kuraray	9,500	104,933
Kurita Water Industries	2,900	54,232
Kyocera	4,200	344,632
Kyowa Hakko Kogyo	8,000	58,164
Kyushu Electric Power	9,700	226,744
Lawson	1,500	51,252
Leopalace21	3,500	122,646
Mabuchi Motor	700	47,101
Makita	3,000	98,571
Marubeni	38,000	202,228
Marui	8,300	118,297
Matsui Securities	2,900	23,239
Matsumotokiyoshi	1,100	25,377

Matsushita Electric Industrial	52,195	1,087,823
Matsushita Electric Works	9,000	100,354
Mediceo Paltac Holdings	4,100	76,672
Meiji Dairies	7,000	43,247
Meiji Seika Kaisha	9,000	45,065
Meitec	700	22,878
Millea Holdings	39	756,587
Minebea	9,000	45,851
Mitsubishi	35,800	735,177
Mitsubishi Chemical Holdings	30,600	192,796
Mitsubishi Electric	51,000	401,101
Mitsubishi Estate	30,000	622,624
Mitsubishi Gas Chemical	10,000	100,756
Mitsubishi Heavy Industries	85,700	351,233
Mitsubishi Logistics	3,000	43,702
Mitsubishi Materials	25,000	99,401
Mitsubishi Rayon	15,000	114,039
Mitsubishi UFJ Financial Group	228	3,227,684
Mitsubishi UFJ Securities	7,000	78,971
Mitsui & Co.	41,400	632,025
Mitsui Chemicals	16,000	100,669
Mitsui Engineering & Shipbuilding	17,000	46,795
Mitsui Fudosan	22,000	468,126
Mitsui Mining & Smelting	15,000	85,463
Mitsui OSK Lines	28,000	184,978
Mitsui Sumitomo Insurance	32,230	380,220
Mitsui Trust Holdings	14,380	158,333
Mitsukoshi	10,000	46,489
Mitsumi Electric	2,000	23,786
Mizuho Financial Group	254	2,137,475
Murata Manufacturing	5,400	357,688
Namco Bandai Holdings	5,650	81,268
NEC	52,800	292,526
NEC Electronics	1,100 a	33,644
NET One Systems	14	21,654
NGK Insulators	7,000	89,981
NGK Spark Plug	5,000	104,645
NHK Spring	4,000	42,749
Nichirei	7,000	39,271
Nidec	2,900	206,283
Nikko Cordial	22,000	262,804
Nikon	7,600	134,819
Nintendo	2,650	495,797
Nippon Building Fund	11	108,621
Nippon Electric Glass	6,390	142,949
Nippon Express	22,000	112,081
Nippon Kayaku	4,000	33,766
Nippon Light Metal	10,400	26,446
Nippon Meat Packers	5,000	58,942
Nippon Mining Holdings	20,800	176,310
Nippon Oil	32,800	257,390
Nippon Paper Group	22	87,858
Nippon Sheet Glass	10,000	48,237
Nippon Shokubai	4,000	46,384
Nippon Steel	162,100	631,770
Nippon Telegraph & Telephone	138	722,349
Nippon Yusen	27,800	179,284
Nishi-Nippon City Bank	13,000	57,596

Nishimatsu Construction	6,000	21,445
Nissan Chemical Industries	4,000	50,474
Nissan Motor	60,000	648,054
Nisshin Seifun Group	5,300	60,070
Nisshin Steel	22,000	66,134
Nisshinbo Industries	5,000	53,043
Nissin Food Products	2,400	88,085
Nitori	1,000	44,742
Nitto Denko	4,400	320,287
NOK	2,900	75,899
Nomura Holdings	46,900	834,024
Nomura Real Estate Office Fund	6	46,245
Nomura Research Institute	600	80,535
NSK	11,000	84,493
NTN	11,000	83,052
NTT Data	34	154,795
NTT DoCoMo	496	723,835
NTT Urban Development	6	45,301
Obayashi	18,000	116,555
Obic	200	42,557
Odakyu Electric Railway	16,000	103,884
OJI Paper	20,000	116,223
Oki Electric Industry	14,000	29,117
OKUMA	4,000	40,302
Okumura	5,000	26,085
Olympus	6,000	173,024
Omron	6,000	151,265
Onward Kashiyama	4,000	53,270
Oracle Japan	700	30,952
Oriental Land	1,400	77,074
ORIX	2,270	596,090
Osaka Gas	52,000	175,855
OSG	2,300	40,017
Otsuka	400	44,777
Park24	1,100	30,856
Pioneer	3,900	63,935
Promise	2,200	98,816
QP	2,700	24,396
Rakuten	168	80,011
Resona Holdings	121	379,595
Ricoh	18,000	363,350
Rinnai	900	22,414
Rohm	2,800	238,563
Round One	9	36,335
Ryohin Keikaku	600	45,511
Sanken Electric	3,000	38,694
Sankyo	1,400	76,952
Santen Pharmaceutical	2,100	50,741
Sanwa Shutter	5,200	27,446
Sanyo Electric	40,000 a	80,745
Sapporo Hokuyo Holdings	8	93,678
Sapporo Holdings	6,000	30,201
SBI E*trade Securities	40	53,480
SBI Holdings	188	73,928
Secom	5,500	268,668
Sega Sammy Holdings	4,984	165,502
Seiko Epson	3,500	98,178
Seino Holdings	4,000	41,456

Sekisui Chemical	11,000	95,259
Sekisui House	14,000	198,680
Seven & I Holdings	21,460	750,120
SFCG	130	22,789
Sharp	27,000	457,019
Shimachu	1,000	26,303
Shimamura	600	61,397
Shimano	2,100	63,311
Shimizu	16,000	85,568
Shin-Etsu Chemical	10,300	597,649
Shinko Electric Industries	1,700	50,658
Shinko Securities	12,000	43,204
Shinsei Bank	35,000	218,683
Shionogi & Co.	8,000	152,051
Shiseido	10,000	200,114
Shizuoka Bank	15,400	175,619
Showa Denko	28,000	114,510
Showa Shell Sekiyu	4,800	60,107
SMC	1,400	179,473
Softbank	19,200	353,179
Sojitz	10,900 a	35,243
Sompo Japan Insurance	22,000	297,794
Sony	26,480	1,221,780
Stanley Electric	3,800	80,858
SUMCO	1,200	69,839
Sumitomo	28,000	397,361
Sumitomo Bakelite	5,000	44,086
Sumitomo Chemical	39,000	308,769
Sumitomo Electric Industries	18,900	248,234
Sumitomo Heavy Industries	15,000	130,554
Sumitomo Metal Industries	109,000	436,248
Sumitomo Metal Mining	15,000	211,954
Sumitomo Mitsui Financial Group	157	1,673,789
Sumitomo Osaka Cement	8,000	23,979
Sumitomo Realty & Development	10,000	249,050
Sumitomo Rubber Industries	4,000	37,226
Sumitomo Titanium	300	46,376
Sumitomo Trust & Banking	33,000	350,950
Suruga Bank	5,000	69,253
Suzuken	1,720	67,637
T & D Holdings	6,050	481,631
Taiheiyo Cement	25,000	94,158
Taisei	24,000	80,535
Taisho Pharmaceutical	4,000	78,822
Taiyo Nippon Sanso	7,000	55,175
Taiyo Yuden	3,100	41,122
Takara Holdings	5,000	28,051
Takashimaya	8,000	96,544
Takeda Pharmaceutical	23,500	1,519,640
Takefuji	2,810	138,002
Tanabe Seiyaku	6,000	78,857
TDK	3,400	266,212
Teijin	22,000	124,193
Terumo	4,200	151,947
THK	3,000	79,958
TIS	800	17,512
Tobu Railway	22,000	106,890
Toda	5,000	23,463

Toho	3,600	75,344
Toho Titanium	800	39,568
Tohoku Electric Power	11,400	240,084
Tokai Rika	1,600	30,340
Tokuyama	6,000	79,853
Tokyo Broadcasting System	500	10,552
Tokyo Electric Power	30,472	820,149
Tokyo Electron	4,300	273,928
Tokyo Gas	59,000	293,879
Tokyo Seimitsu	900	41,840
Tokyo Steel Manufacturing	2,600	48,394
Tokyo Style	2,000	23,437
Tokyo Tatemono	7,000	70,835
Tokyu	27,820	172,849
Tokyu Land	11,000	84,493
TonenGeneral Sekiyu	7,000	70,101
Toppan Printing	15,000	172,893
Toray Industries	35,000	294,534
Toshiba	77,000	498,597
Tosoh	13,000	46,009
TOTO	7,000	66,859
Toyo Seikan Kaisha	4,000	79,346
Toyo Suisan Kaisha	3,000	48,525
Toyobo	18,200	47,713
Toyoda Gosei	1,400	29,362
Toyota Industries	5,100	206,790
Toyota Motor	76,314	4,041,271
Toyota Tsusho	5,000	122,340
Trend Micro	2,500	82,143
Ube Industries	24,600	62,986
Uni-Charm	1,100	61,039
Uniden	2,000	20,990
UNY	4,000	57,570
Ushio	3,100	66,234
USS	650	43,282
Wacoal Holdings	3,000	39,193
West Japan Railway	44	184,174
Yahoo! Japan	398	168,681
Yakult Honsha	2,900	75,519
Yamada Denki	2,100	204,614
Yamaha	4,300	83,606
Yamaha Motor	4,900	127,815
Yamato Holdings	10,400	153,589
Yamazaki Baking	2,000	17,932
Yaskawa Electric	5,000	57,981
Yokogawa Electric	5,600	74,725
Zeon	5,000	53,568
		72,565,313
Luxembourg--.3%
Arcelor	13,794	734,934
Oriflame Cosmetics, SDR	1,080	36,722
		771,656
Netherlands--3.5%
ABN AMRO Holding	48,007	1,327,594
Aegon	38,170	647,365
Akzo Nobel	7,233	402,076
ASML Holding	12,936 a	254,723
Buhrmann	2,895	39,900

Corio	1,094	73,226
Euronext	2,410	215,748
European Aeronautic Defence and Space	8,466	243,628
Fugro	1,500	64,299
Getronics	2,893	29,424
Hagemeyer	13,187 a	63,780
Heineken	6,537	307,076
ING Groep	49,551	2,009,593
Koninklijke Ahold	40,640 a	364,595
Koninklijke DSM	4,010	156,591
Koninklijke Philips Electronics	33,107	1,092,150
OCE	1,780	28,712
Qiagen	3,966 a	60,279
Randstad Holdings	1,126	61,659
Reed Elsevier	18,807	279,126
Rodamco Europe	1,379	145,888
Royal KPN	51,380	582,905
Royal Numico	4,509	216,126
SBM Offshore	3,420	94,184
STMicroelectronics	18,228	271,464
TNT	11,004	392,916
Unilever NV-CV	45,402	1,078,259
Vedior	4,566	85,772
Wereldhave	507	53,702
Wolters Kluwer	7,639	179,763
		10,822,523
New Zealand--.1%
Auckland International Airport	28,102	36,385
Contact Energy	8,448	36,773
Fisher & Paykel Appliances Holdings	7,958	22,962
Fisher & Paykel Healthcare	14,548	38,659
Fletcher Building	11,159	59,994
Kiwi Income Property Trust (Units)	12,371	10,754
Sky City Entertainment Group	11,709	38,478
Sky Network Television	4,754	17,411
Telecom of New Zealand	51,745	130,166
Tower	4,325 a	9,093
Vector	3,522	5,342
Warehouse Group	2,700	7,891
		413,908
Norway--.9%
Acergy	5,291 a	90,080
Aker Kvaerner ASA	700	70,371
DET Norske Oljeselskap	21,040	40,597
DNB NOR	17,107	216,356
Frontline	1,500	58,615
Norsk Hydro	18,875	535,582
Norske Skogindustrier	4,380	67,291
Ocean RIG	5,000 a	31,942
Orkla	5,058	228,815
Petrojarl	1,510 a	9,598
Petroleum Geo-Services	1,510 a	81,531
ProSafe	1,050	62,142
Schibsted	1,100	29,786
SeaDrill	5,100 a	66,362
Statoil	17,440	516,072
Stolt-Nielsen	950	21,411
Storebrand	6,450	66,933

Tandberg	3,000	27,970
Tandberg Television	2,300 a	32,352
Telenor	19,722	251,028
TGS Nopec Geophysical	2,800 a	49,486
Tomra Systems	3,950	27,284
Yara International	5,574	83,827
		2,665,431
Portugal--.3%
Banco BPI	7,721	57,050
Banco Comercial Portugues	55,191	158,472
Banco Espirito Santo	5,170	75,874
Brisa-Auto Estradas de Portugal	7,371	74,970
Cimpor-Cimentos de Portugal	6,029	40,316
Energias de Portugal	51,553	203,947
Jeronimo Martins	1,205	20,437
Portugal Telecom	20,738	257,238
PT Multimedia Servicos de Telecomunicacoes e Multimedia	1,560	18,016
Sonae	20,060	31,487
Sonae Industria	2,150 a	17,011
		954,818
Singapore--.8%
Allgreen Properties	6,000	4,796
Ascendas Real Estate Investment Trust	25,700	31,628
CapitaLand	34,000	88,429
CapitaMall Trust	19,000	26,757
Chartered Semiconductor Manufacturing	24,000 a	16,443
City Developments	12,000	68,130
ComfortDelgro	39,700	39,287
Cosco Singapore	22,000	21,352
Creative Technology	750	4,068
DBS Group Holdings	30,059	345,133
Fraser & Neave	22,150	56,766
Haw Par	1,658	5,943
Jardine Cycle & Carriage	4,422	29,734
Keppel	14,500	140,732
Keppel Land	10,000	24,867
Neptune Orient Lines	14,000	16,075
Noble Group	16,000	11,875
Olam International	13,000 a	11,380
Oversea-Chinese Banking	66,942	269,653
Parkway Holdings	14,000	22,735
SembCorp Industries	23,254	50,155
SembCorp Marine	11,000	23,306
Singapore Airlines	14,000	115,453
Singapore Exchange	21,000	49,290
Singapore Land	2,000	7,993
Singapore Petroleum	3,000	9,515
Singapore Post	31,000	21,238
Singapore Press Holdings	38,075	94,197
Singapore Technologies Engineering	33,000	59,243
Singapore Telecommunications	200,265	329,032
SMRT	8,000	5,481
STATS ChipPAC	26,000 a	14,762
Suntec Real Estate Investment Trust	19,000	15,066
United Overseas Bank	31,112	307,883
UOL Group	15,111	27,607
Venture	7,000	47,513
Want Want Holdings	7,000	10,080

Wing Tai Holdings	6,000	5,405
		2,429,002
Spain--3.8%
Abertis Infraestructuras	5,570	131,074
Acciona	774	117,936
Acerinox	4,610	86,598
ACS-Actividades de Construccion y Servicios	6,591	288,249
Altadis	7,169	338,960
Antena 3 de Television	2,196	47,725
Banco Bilbao Vizcaya Argentaria	89,661	1,903,963
Banco Popular Espanol	22,234	333,677
Banco Santander Central Hispano	157,065	2,377,201
Cintra Concesiones de Infraestructuras de Transporte	5,022	63,768
Corp Mapfre	2,959	58,115
Ebro Puleva	2,437	50,568
Endesa	25,250	862,282
Fadesa Inmobiliaria	1,305	44,432
Fomento de Construcciones y Contratas	1,151	89,673
Gamesa Corp Tecnologica	4,635	98,780
Gas Natural SDG	4,666	150,471
Grupo Ferrovial	1,645	132,779
Iberdrola	21,510	763,110
Iberia Lineas Aereas de Espana	12,494	30,294
Inditex	5,740	249,127
Indra Sistemas	3,330	66,718
Inmobiliaria Colonial	840	67,266
Metrovacesa	1,137	103,745
NH Hoteles	1,765	33,809
Promotora de Informaciones	1,710	27,518
Repsol YPF	24,277	681,584
Sacyr Vallehermoso	2,555	95,371
Sociedad General de Aguas de Barcelona, Cl. A	1,687	46,287
Sogecable	1,167 a	38,423
Telefonica	117,935	1,992,656
Telefonica Publicidad e Informacion	4,355	46,684
Union Fenosa	3,697	151,210
Zeltia	4,464	34,750
		11,604,803
Sweden--2.2%
Alfa Laval	2,600	84,984
Assa Abloy, Cl. B	8,392	137,733
Atlas Copco, Cl. A	8,595	213,680
Atlas Copco, Cl. B	6,000	142,102
Axfood	920	27,650
Billerud	1,600	24,265
Boliden	8,000	141,825
Capio	2,720 a	41,440
Castellum	4,400	45,858
D Carnegie	1,570	29,247
Electrolux, Ser. B	6,807	98,520
Elekta, Cl. B	2,800	45,567
Eniro	4,173	47,971
Fabege	1,923	38,353
Getinge, Cl. B	5,400	97,228
Hennes & Mauritz, Cl. B	12,608	467,115
Hoganas, Cl. B	400	9,972
Holmen, Cl. B	1,300	55,456
Husqvarna, Cl. B	6,807 a	73,065

Kungsleden	3,880	44,334
Lundin Petroleum	4,300 a	52,707
Modern Times Group, Cl. B	1,400	69,320
Nobia	1,300	43,573
Nordea Bank	57,520	718,985
OMX	2,650	41,474
Sandvik	26,855	278,959
SAS	2,050 a	20,869
Scania, Cl. B	2,501	112,058
Securitas, Cl. B	8,604	160,279
Skandinaviska Enskilda Banken, Cl. A	12,004	295,106
Skanska, Cl. B	10,499	164,316
SKF, Cl. B	10,422	147,233
Ssab Svenskt Stal, Ser. A	3,750	74,271
Ssab Svenskt Stal, Ser. B	2,100	39,265
Svenska Cellulosa, Cl. B	5,037	211,033
Svenska Handelsbanken, Cl. A	13,588	343,457
Swedish Match	8,364	137,853
Tele2, Cl. B	8,406	82,079
Telefonaktiebolaget LM Ericsson, Cl. B	392,659	1,234,512
Telelogic	8,000 a	13,518
TeliaSonera	49,633	277,719
Trelleborg, Cl. B	1,840	33,257
Volvo, Cl. A	2,422	129,819
Volvo, Cl. B	5,854	309,315
Wihlborgs Fastigheter	528	9,141
WM-data, Cl. B	7,000	23,074
		6,889,557
Switzerland--6.8%
ABB	52,327	675,681
Adecco	3,454	200,842
Ciba Specialty Chemicals	1,924	106,407
Clariant	5,571	76,008
Compagnie Financiere Richemont, Cl. A	13,848	624,164
Credit Suisse Group	31,349	1,755,401
Geberit	107	119,570
Givaudan	170	140,269
Holcim	5,337	416,306
Kudelski	991	21,649
Kuehne & Nagel International	1,350	89,901
Kuoni Reisen Holding	70	36,383
Logitech International	4,348 a	88,277
Lonza Group	971	65,885
Micronas Semiconductor	647	13,924
Nestle	10,663	3,491,984
Nobel Biocare Holding	604	142,986
Novartis	61,524	3,492,531
Phonak Holding	1,175	74,144
PSP Swiss Property	1,296	67,466
Rieter Holding	106	40,115
Roche Holding	18,566	3,302,030
Schindler Holding	1,330	71,288
Serono	119	80,454
SGS	116	107,018
SIG Holding	176	39,021
Straumann Holding	197	50,076
Sulzer	97	72,552
Swatch Group	891	158,468

Swatch Group (Reg. shs)	1,511	54,913
Swiss Reinsurance	8,938	642,395
Swisscom	474	156,287
Syngenta	2,846	408,866
Synthes	1,199	138,269
UBS	54,664	2,972,148
Unaxis Holding	159	45,194
Zurich Financial Services	3,816	856,109
		20,894,981
United Kingdom--23.8%
3i Group	12,273	212,653
Aegis Group	23,287	52,500
Aggreko	7,330	38,353
Alliance Boots	22,019	323,132
Amec	8,579	44,368
Amvescap	19,279	186,813
Anglo American	37,553	1,567,033
ARM Holdings	38,039	82,562
Arriva	5,438	56,045
Associated British Ports Holdings	7,601	128,645
AstraZeneca	41,667	2,543,098
Aviva	63,476	850,922
BAE Systems	85,448	569,941
Balfour Beatty	11,768	78,713
Barclays	171,618	2,012,234
Barratt Developments	6,347	114,828
BBA Group	13,455	63,368
Bellway	2,748	60,234
Berkeley Group Holdings	2,171	49,856
BG Group	93,428	1,255,930
BHP Billiton	65,314	1,236,517
BOC Group	13,639	408,199
Bovis Homes Group	3,340	50,605
BP	545,619	6,570,602
Brambles Industries	19,288	157,281
British Airways	14,399 a	104,040
British American Tobacco	41,632	1,121,630
British Land	13,571	346,367
British Sky Broadcasting	31,485	329,485
Brixton	6,655	62,281
BT Group	221,452	983,006
Bunzl	9,281	108,127
Burberry Group	11,203	99,354
Cadbury Schweppes	55,341	540,903
Capita Group	16,985	165,774
Carnival	4,365	173,995
Carphone Warehouse Group	10,279	52,824
Cattles	9,083	56,556
Centrica	96,040	525,383
Charter	4,265 a	62,191
Close Brothers Group	3,564	57,525
Cobham	28,020	86,973
Collins Stewart Tullett	5,488	78,846
Compass Group	56,649	269,969
Cookson Group	5,084	51,162
Corus Group	23,552	188,753
CSR	3,311 a	70,163
Daily Mail & General Trust, Cl. A	8,330	88,261

Davis Service Group	4,424	39,317
De La Rue	4,670	46,952
Diageo	75,485	1,326,191
DSG International	49,068	182,767
Electrocomponents	10,893	47,946
Emap	6,963	90,677
EMI Group	21,394	102,056
Enterprise Inns	8,629	156,597
First Choice Holidays	11,793	50,477
Firstgroup	10,692	89,681
FKI	13,710	25,213
Friends Provident	45,237	153,717
Gallaher Group	17,507	291,400
GKN	17,852	86,493
GlaxoSmithKline	153,760	4,251,619
Great Portland Estates	3,574	35,833
Group 4 Securicor	30,193	94,282
GUS	23,282	437,512
Hammerson	7,237	168,628
Hanson	18,978	233,503
Hays	36,971	92,323
HBOS	101,298	1,843,056
HMV Group	8,660	25,466
HSBC Holdings	299,372	5,427,332
ICAP	12,840	112,853
IMI	8,801	82,899
Imperial Chemical Industries	31,888	220,731
Imperial Tobacco Group	18,666	609,881
Inchcape	11,268	99,667
Intercontinental Hotels Group	10,031	162,281
International Power	37,928	208,546
Intertek Group	4,269	52,166
Invensys	218,703 a	75,541
Investec	1,736	90,591
Johnson Matthey	5,712	138,000
Kelda Group	10,041	155,975
Kesa Electricals	14,511	83,717
Kingfisher	62,807	286,710
Ladbrokes	14,402	103,860
Land Securities Group	12,479	459,688
Legal & General Group	172,988	401,299
Liberty International	6,834	145,840
Lloyds TSB Group	148,212	1,491,517
LogicaCMG	30,262	96,334
London Stock Exchange Group	4,270	88,891
Man Group	7,691	352,382
Marks & Spencer Group	44,330	493,701
Meggitt	10,952	60,679
MFI Furniture	17,330	29,444
Michael Page International	8,597	52,928
Misys	12,607	57,374
Mitchells & Butlers	20,100	198,897
National Express Group	3,795	58,030
National Grid	71,933	818,574
Next	6,310	201,221
Old Mutual	138,415	418,653
PartyGaming	25,846	52,840
Pearson	21,419	290,730

Persimmon	7,414	177,182
Premier Farnell	8,240	27,730
Provident Financial	6,327	68,810
Prudential	63,681	668,788
Punch Taverns	7,060	115,996
Rank Group	15,819	57,741
Reckitt Benckiser	16,276	652,736
Reed Elsevier	33,957	338,553
Rentokil Initial	48,901	149,505
Resolution	5,558	58,890
Reuters Group	36,167	265,376
Rexam	14,930	140,769
Rio Tinto	28,123	1,451,820
Rolls-Royce Group	47,103	387,612
Rolls-Royce Group, Cl. B	1,978,656	3,794
Royal & Sun Alliance Insurance Group	75,583	188,744
Royal Bank of Scotland Group	84,112	2,735,660
Royal Dutch Shell, Cl. A	103,992	3,667,650
Royal Dutch Shell, Cl. B	72,934	2,683,939
SABMiller	23,890	479,491
Sage Group	34,194	148,432
Sainsbury (J)	39,171	257,432
Schroders	3,266	59,027
Scottish & Newcastle	21,034	209,710
Scottish & Southern Energy	22,848	516,166
Scottish Power	39,455	445,670
Serco Group	11,810	72,654
Severn Trent	9,192	222,762
Signet Group	42,153	79,095
Slough Estates	11,044	136,915
Smith & Nephew	24,081	207,268
Smiths Group	15,106	254,256
Sportingbet	9,804	44,983
SSL International	3,900	21,772
Stagecoach Group	21,317	44,675
Standard Life	44,390 a	207,196
Tate & Lyle	13,141	168,064
Taylor Woodrow	15,468	99,418
Tesco	207,936	1,395,676
Tomkins	20,264	106,692
Travis Perkins	3,133	89,204
Trinity Mirror	7,292	60,993
Unilever	32,703	772,996
United Business Media	7,360	86,846
United Utilities	23,311	287,251
Vodafone Group	1,395,818	3,029,548
Whitbread	5,475	126,652
William Hill	9,714	107,187
Wimpey (George)	9,867	88,426
Wolseley	15,851	337,378
WPP Group	31,629	374,100
Xstrata	12,175	522,139
Yell Group	20,772	197,402
		72,988,249
Total Common Stocks
(cost $228,534,665)		299,027,200

Preferred Stocks--.2%

Germany--.2%
Henkel		1,571		186,389
Porsche		211		207,282
ProSieben Sat.1 Media		2,153		54,759
RWE		985		78,274
Volkswagen		2,632		140,097
				666,801
Italy--.0%
Unipol		23,252		67,061
Total Preferred Stocks
(cost $439,815)				733,862

		Principal
Short-Term Investment--.1%		Amount ($)		Value ($)

U.S. Treasury Bills;
4.74%, 9/7/06
(cost $343,321)		345,000	b	343,299

Other Investment--1.6%		Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $4,886,000)		4,886,000	c	4,886,000

Total Investments (cost $234,203,801)		99.3%		304,990,361
Cash and Receivables (Net)		.7%		2,246,189
Net Assets		100.0%		307,236,550

a Non-income producing security.
b	All or partially held by a broker as collateral for open financial futures positions.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
DJ Euro Stoxx 50	52	2,451,995	September 2006	48,910
FTSE 100	19	2,098,639	September 2006	28,988
TOPIX	14	1,921,353	September 2006	27,190
				105,088

See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2006 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)

Consumer Discretionary--9.7%
Amazon.com	89,600	a,b	2,409,344
Apollo Group, Cl. A	40,500	b	1,916,460
AutoNation	43,000	a,b	847,100
AutoZone	15,500	b	1,361,985
Bed Bath & Beyond	81,800	a,b	2,738,664
Best Buy	116,625		5,287,777
Big Lots	33,000	a,b	533,280
Black & Decker	22,000	a	1,551,220
Brunswick	27,400		810,218
Carnival	125,800		4,901,168
CBS, Cl. B	223,812		6,139,163
Centex	35,200	a	1,665,312
Circuit City Stores	43,600		1,068,200
Clear Channel Communications	145,800		4,220,910
Coach	111,500	b	3,201,165
Comcast, Cl. A	612,018	b	21,041,179
Darden Restaurants	37,350		1,262,430
Dillard's, Cl. A	17,900		537,537
Dollar General	90,308	a	1,211,933
Dow Jones & Co.	17,100	a	599,184
DR Horton	78,800		1,688,684
Eastman Kodak	83,200	a	1,851,200
EW Scripps, Cl. A	24,600		1,051,158
Family Dollar Stores	45,000	a	1,022,400
Federated Department Stores	160,300		5,628,133
Ford Motor	543,392	a	3,624,425
Fortune Brands	42,500		3,082,100
Gannett	68,900		3,591,068
Gap	159,325		2,764,289
General Motors	163,800	a	5,279,274
Genuine Parts	50,000		2,082,000
Goodyear Tire & Rubber	51,300	a,b	564,300
H & R Block	95,100	a	2,163,525
Harley-Davidson	77,800	a	4,434,600
Harman International Industries	19,400		1,555,880
Harrah's Entertainment	53,500	a	3,215,885
Hasbro	49,900		933,130
Hilton Hotels	95,800	a	2,292,494
Home Depot	598,803		20,784,452
International Game Technology	98,200		3,796,412
Interpublic Group of Cos.	126,400	a,b	1,035,216
JC Penney	68,000		4,281,280
Johnson Controls	56,500		4,336,940
Jones Apparel Group	32,600		964,960
KB Home	21,800	a	926,936
Kohl's	98,600	b	5,583,718
Leggett & Platt	52,800		1,204,896
Lennar, Cl. A	40,400	a	1,807,092
Limited Brands	99,400		2,500,904
Liz Claiborne	30,300		1,071,105
Lowe's Cos.	449,400		12,740,490

Marriott International, Cl. A	94,700	a	3,331,546
Mattel	112,800		2,034,912
McDonald's	361,000		12,775,790
McGraw-Hill Cos.	103,600		5,832,680
Meredith	12,200		576,206
New York Times, Cl. A	42,000	a	931,140
Newell Rubbermaid	80,162		2,113,070
News, Cl. A	685,200		13,183,248
Nike, Cl. B	54,700		4,321,300
Nordstrom	62,400		2,140,320
Office Depot	83,300	b	3,002,965
OfficeMax	20,600		846,866
Omnicom Group	49,400	a	4,372,394
Pulte Homes	61,700	a	1,758,450
RadioShack	39,200	a	633,864
Sears Holdings	28,062	b	3,851,509
Sherwin-Williams	32,300		1,634,380
Snap-On	16,800	a	705,768
Stanley Works	20,513		930,675
Staples	210,875		4,559,118
Starbucks	222,300	b	7,615,998
Starwood Hotels & Resorts
Worldwide	62,900	a	3,307,282
Target	250,100		11,484,592
Tiffany & Co.	40,700		1,285,713
Time Warner	1,240,450		20,467,425
TJX Cos.	132,400		3,226,588
Tribune	63,400	a	1,883,614
Univision Communications, Cl. A	64,600	a,b	2,157,640
VF	25,400		1,722,628
Viacom, Cl. B	208,912	b	7,280,583
Walt Disney	635,800		18,876,902
Wendy's International	33,800		2,033,408
Whirlpool	22,546		1,740,326
Yum! Brands	78,820		3,546,900
			327,328,975
Consumer Staples--9.7%
Alberto-Culver	22,000		1,072,280
Altria Group	604,900		48,373,853
Anheuser-Busch Cos.	223,900		10,780,785
Archer-Daniels-Midland	189,560		8,340,640
Avon Products	130,472		3,782,383
Brown-Forman, Cl. B	24,100		1,770,145
Campbell Soup	53,700		1,969,716
Clorox	43,700		2,619,378
Coca-Cola	593,700		26,419,650
Coca-Cola Enterprises	87,900		1,886,334
Colgate-Palmolive	149,100		8,844,612
ConAgra Foods	150,400		3,233,600
Constellation Brands, Cl. A	57,600	b	1,408,896
Costco Wholesale	136,500		7,201,740
CVS	237,100		7,757,912
Dean Foods	39,400	b	1,478,682
Estee Lauder Cos., Cl. A	34,400	a	1,283,808
General Mills	103,100		5,350,890
Hershey	51,400		2,825,458
HJ Heinz	97,000		4,071,090
Kellogg	70,600		3,400,802

Kimberly-Clark	133,200	8,131,860
Kroger	209,600	4,806,128
McCormick & Co.	38,400	1,346,304
Molson Coors Brewing, Cl. B	16,700 a	1,193,215
Pepsi Bottling Group	38,800	1,290,100
PepsiCo	478,700	30,340,006
Procter & Gamble	950,565	53,421,753
Reynolds American	24,800 a	3,144,144
Safeway	130,400	3,661,632
Sara Lee	220,200	3,721,380
Supervalu	59,214	1,605,292
SYSCO	179,200	4,945,920
Tyson Foods, Cl. A	73,000	1,032,950
UST	46,800 a	2,365,740
Wal-Mart Stores	724,300	32,231,350
Walgreen	292,600	13,687,828
Whole Foods Market	40,600 a	2,334,906
WM Wrigley, Jr.	64,300	2,948,798
		326,081,960
Energy--10.7%
Anadarko Petroleum	132,864	6,077,199
Apache	95,650	6,740,456
Baker Hughes	98,690	7,890,266
BJ Services	93,100	3,376,737
Chesapeake Energy	119,500 a	3,931,550
Chevron	642,126	42,239,048
ConocoPhillips	478,180	32,822,275
Consol Energy	53,100	2,185,596
Devon Energy	127,500	8,241,600
El Paso	201,575 a	3,225,200
EOG Resources	70,300 a	5,212,745
Exxon Mobil	1,752,676	118,726,272
Halliburton	299,000	9,974,640
Hess	69,900 a	3,697,710
Kerr-McGee	65,730 a	4,614,246
Kinder Morgan	30,200	3,080,400
Marathon Oil	104,975	9,514,934
Murphy Oil	48,100	2,475,226
Nabors Industries	89,900 b	3,175,268
National Oilwell Varco	50,700 b	3,398,928
NiSource	79,000 a	1,797,250
Noble	39,900	2,862,825
Occidental Petroleum	124,100	13,371,775
Rowan Cos.	31,900	1,080,453
Schlumberger	341,800	22,849,330
Sunoco	38,400	2,670,336
Transocean	94,100 b	7,267,343
Valero Energy	178,300	12,022,769
Weatherford International	101,000 b	4,730,840
Williams Cos.	172,400	4,180,700
XTO Energy	105,500	4,957,445
		358,391,362
Financial--21.7%
ACE	94,200	4,854,126
Aflac	144,400	6,373,816
Allstate	184,100	10,460,562
AMBAC Financial Group	30,650	2,547,321
American Express	357,400	18,606,244

American International Group	752,479	45,652,901
Ameriprise Financial	70,760	3,155,896
AmSouth Bancorp	100,300	2,874,598
AON	92,275	3,158,573
Apartment Investment & Management, Cl. A	28,200 a	1,356,138
Archstone-Smith Trust	61,900	3,247,893
Bank of America	1,321,914	68,118,228
Bank of New York	223,600	7,515,196
BB & T	159,300	6,689,007
Bear Stearns Cos.	34,972	4,961,478
Boston Properties	26,500	2,602,300
Capital One Financial	87,800 a	6,791,330
Charles Schwab	298,900	4,746,532
Chubb	120,200	6,060,484
Cincinnati Financial	50,185 a	2,366,725
CIT Group	57,700	2,649,007
Citigroup	1,440,117	69,572,052
Comerica	47,100	2,757,705
Commerce Bancorp/NJ	53,400 a	1,813,998
Compass Bancshares	37,400	2,204,356
Countrywide Financial	176,000	6,306,080
E*Trade Financial	123,500 b	2,878,785
Equity Office Properties Trust	106,100	4,022,251
Equity Residential	84,400 a	3,925,444
Fannie Mae	280,400	13,433,964
Federated Investors, Cl. B	24,500	759,745
Fifth Third Bancorp	161,167 a	6,146,909
First Horizon National	35,700 a	1,495,830
Franklin Resources	44,400	4,060,380
Freddie Mac	200,200	11,583,572
Genworth Financial, Cl. A	105,700	3,625,510
Golden West Financial	74,200	5,465,572
Goldman Sachs Group	125,200	19,124,300
Hartford Financial Services Group	87,800	7,448,952
Huntington Bancshares/OH	71,074	1,730,652
Janus Capital Group	61,300	992,447
JPMorgan Chase & Co.	1,006,541	45,918,400
Keycorp	117,100	4,320,990
Kimco Realty	61,300	2,405,412
Legg Mason	38,300	3,196,901
Lehman Brothers Holdings	155,100	10,073,745
Lincoln National	83,200	4,715,776
Loews	117,600	4,358,256
M&T Bank	22,900	2,791,968
Marsh & McLennan Cos.	159,200	4,303,176
Marshall & Ilsley	65,300 a	3,067,141
MBIA	39,000 a	2,293,590
Mellon Financial	119,800	4,193,000
Merrill Lynch & Co.	267,700	19,493,914
MetLife	219,800	11,429,600
MGIC Investment	25,300 a	1,439,823
Moody's	70,800	3,885,504
Morgan Stanley	310,260	20,632,290
National City	157,100	5,655,600
North Fork Bancorporation	134,750	3,817,468
Northern Trust	53,700	3,066,270
Plum Creek Timber	53,400	1,818,804
PNC Financial Services Group	85,700	6,070,988

Principal Financial Group	80,200	4,330,800
Progressive	226,700	5,483,873
Prologis	71,000	3,929,850
Prudential Financial	142,500	11,206,200
Public Storage	24,000 a	1,926,960
Regions Financial	132,090	4,793,546
Safeco	34,500	1,853,340
Simon Property Group	53,100	4,541,643
SLM	119,000	5,985,700
Sovereign Bancorp	109,030	2,250,379
St. Paul Travelers Cos.	201,712	9,238,410
State Street	96,300	5,783,778
SunTrust Banks	105,300	8,305,011
Synovus Financial	93,450	2,640,897
T Rowe Price Group	77,000	3,180,870
Torchmark	29,100	1,759,677
UnumProvident	86,695 a	1,407,060
US Bancorp	515,553	16,497,696
Vornado Realty Trust	34,500	3,606,975
Wachovia	465,976	24,990,293
Washington Mutual	278,274	12,438,848
Wells Fargo & Co.	486,700	35,207,878
XL Capital, Cl. A	52,200	3,325,140
Zions Bancorporation	30,700	2,521,698
		730,291,997
Health Care--12.8%
Abbott Laboratories	442,100	21,119,117
Aetna	164,216	5,171,162
Allergan	44,200	4,766,970
AmerisourceBergen	60,800	2,614,400
Amgen	341,612 b	23,824,021
Applera - Applied Biosystems Group	53,600	1,723,240
Barr Pharmaceuticals	30,800 b	1,532,608
Bausch & Lomb	15,600 a	737,880
Baxter International	189,700	7,967,400
Becton, Dickinson & Co.	71,600	4,719,872
Biogen Idec	99,585 b	4,194,520
Biomet	71,275 a	2,347,799
Boston Scientific	352,010 b	5,987,690
Bristol-Myers Squibb	569,600	13,653,312
Cardinal Health	121,025	8,108,675
Caremark Rx	128,200	6,768,960
CIGNA	34,700	3,166,375
Coventry Health Care	46,500 b	2,450,550
CR Bard	30,000	2,129,100
Eli Lilly & Co.	327,400	18,586,498
Express Scripts	42,600 a,b	3,281,478
Fisher Scientific International	36,000 b	2,667,960
Forest Laboratories	94,400 b	4,371,664
Genzyme	75,400 b	5,148,312
Gilead Sciences	131,800 a,b	8,103,064
HCA	118,250 a	5,813,170
Health Management Associates, Cl. A	69,700 a	1,417,001
Hospira	45,270 b	1,977,846
Humana	47,700 b	2,667,861
IMS Health	57,900	1,588,776
Johnson & Johnson	857,718	53,650,261
King Pharmaceuticals	70,166 a,b	1,194,225

Laboratory Corp. of America
Holdings	36,100 b	2,325,562
Manor Care	22,900 a	1,146,145
McKesson	88,077	4,438,200
Medco Health Solutions	87,391 b	5,184,908
MedImmune	72,100 a,b	1,829,898
Medtronic	349,600	17,661,792
Merck & Co.	632,200	25,458,694
Millipore	15,400 a,b	964,810
Mylan Laboratories	60,900 a	1,337,364
Patterson Cos.	40,200 a,b	1,337,052
PerkinElmer	36,700	661,701
Pfizer	2,122,609	55,166,608
Quest Diagnostics	47,100	2,831,652
Schering-Plough	429,000	8,768,760
St. Jude Medical	104,600 b	3,859,740
Stryker	84,700	3,854,697
Tenet Healthcare	136,350 a,b	807,192
Thermo Electron	47,400 b	1,754,274
UnitedHealth Group	390,200	18,663,266
Waters	30,000 b	1,220,400
Watson Pharmaceuticals	29,600 a,b	662,744
WellPoint	184,700 b	13,760,150
Wyeth	389,900	18,898,453
Zimmer Holdings	71,920 a,b	4,548,221
		430,594,050
Industrial--11.3%
3M	218,400	15,375,360
Allied Waste Industries	70,100 a,b	712,216
American Power Conversion	49,100 a	828,808
American Standard Cos.	51,200	1,977,856
Avery Dennison	31,800	1,864,434
Boeing	231,598	17,930,317
Burlington Northern Santa Fe	105,600	7,276,896
Caterpillar	194,000	13,748,780
Cendant	289,770	4,349,448
Cintas	39,900 a	1,408,470
Cooper Industries, Cl. A	26,800	2,309,088
Corning	451,200 b	8,604,384
CSX	64,200	3,895,656
Cummins	13,500	1,579,500
Danaher	68,300 a	4,453,160
Deere & Co.	68,000	4,934,760
Dover	59,100	2,785,974
Eaton	43,500	2,788,350
Emerson Electric	118,900	9,383,588
Equifax	37,200	1,200,816
FedEx	88,420	9,258,458
Fluor	25,400 a	2,230,882
General Dynamics	116,900	7,834,638
General Electric	3,012,200	98,468,818
Goodrich	35,900	1,449,283
Honeywell International	239,825	9,281,228
Illinois Tool Works	120,000	5,487,600
Ingersoll-Rand, Cl. A	95,300	3,411,740
ITT Industries	53,600	2,709,480
JDS Uniphase	488,100 a,b	1,039,653
L-3 Communications Holdings	35,300	2,599,845

Lockheed Martin	102,600	8,175,168
Masco	115,100	3,076,623
Monster Worldwide	37,200 b	1,488,000
Navistar International	17,900 a,b	400,244
Norfolk Southern	120,100	5,214,742
Northrop Grumman	99,590	6,591,862
Paccar	48,250 a	3,896,188
Pall	36,200 a	944,096
Parker Hannifin	34,850	2,517,564
Pitney Bowes	64,300	2,656,876
Raytheon	129,200	5,823,044
Raytheon (warrants 6/16/11)	1,875 b	24,188
Robert Half International	49,800	1,611,528
Rockwell Automation	51,400	3,185,772
Rockwell Collins	49,600	2,647,152
RR Donnelley & Sons	62,600	1,827,294
Ryder System	17,700 a	892,080
Southwest Airlines	204,618	3,681,078
Tellabs	129,800 b	1,220,120
Textron	37,700	3,389,607
Tyco International	589,971	15,392,343
Union Pacific	77,900	6,621,500
United Parcel Service, Cl. B	314,200	21,651,522
United Technologies	292,800	18,209,232
Waste Management	157,900	5,428,602
WW Grainger	22,100	1,372,189
		379,118,100
Information Technology--13.9%
ADC Telecommunications	33,971 a,b	415,465
Adobe Systems	173,400 a,b	4,943,634
Advanced Micro Devices	140,200 b	2,718,478
Affiliated Computer Services, Cl. A	34,300 a,b	1,746,899
Agilent Technologies	123,316 b	3,507,107
Altera	104,100 a,b	1,801,971
Analog Devices	104,600	3,381,718
Andrew	46,250 b	390,812
Apple Computer	246,400 b	16,745,344
Applied Materials	453,000	7,130,220
Autodesk	67,100 a,b	2,288,781
Automatic Data Processing	167,000	7,307,920
Avaya	119,080 b	1,102,681
BMC Software	61,700 a,b	1,445,014
Broadcom, Cl. A	132,650 a,b	3,182,274
CA	132,129	2,769,424
Ciena	170,200 a,b	617,826
Cisco Systems	1,768,400 b	31,565,940
Citrix Systems	52,800 b	1,677,456
Computer Sciences	54,400 b	2,850,016
Compuware	109,300 b	764,007
Comverse Technology	58,500 a,b	1,133,730
Convergys	40,600 b	774,648
Dell	658,000 b	14,265,440
eBay	335,000 b	8,063,450
Electronic Arts	88,700 a,b	4,178,657
Electronic Data Systems	150,200	3,589,780
EMC/Massachusetts	685,000 b	6,952,750
First Data	221,746	9,058,324
Fiserv	50,850 a,b	2,220,111

Freescale Semiconductor, Cl. B	117,549 b	3,352,497
Google, Cl. A	59,700 b	23,080,020
Hewlett-Packard	808,066	25,785,386
Intel	1,685,100	30,331,800
International Business Machines	449,100	34,764,831
Intuit	99,000 a,b	3,056,130
Jabil Circuit	51,600	1,191,960
Juniper Networks	163,900 a,b	2,204,455
KLA-Tencor	57,700 a	2,434,363
Lexmark International, Cl. A	30,500 b	1,648,525
Linear Technology	88,000 a	2,846,800
LSI Logic	114,900 a,b	942,180
Lucent Technologies	1,297,770 a,b	2,764,250
Maxim Integrated Products	92,900	2,729,402
Micron Technology	211,800 b	3,301,962
Microsoft	2,541,400	61,069,842
Molex	41,100 a	1,303,692
Motorola	715,495	16,284,666
National Semiconductor	97,800	2,274,828
NCR	52,700 b	1,693,778
Network Appliance	108,400 b	3,218,396
Novell	98,200 b	637,318
Novellus Systems	36,900 a,b	933,939
NVIDIA	102,100 b	2,259,473
Oracle	1,128,100 b	16,887,657
Parametric Technology	32,299 a,b	499,343
Paychex	96,775 a	3,307,770
PMC-Sierra	59,800 a,b	305,578
QLogic	46,700 b	816,783
Qualcomm	485,600	17,122,256
Sabre Holdings, Cl. A	38,421	795,315
SanDisk	56,600 a,b	2,640,956
Sanmina-SCI	154,400 b	534,224
Solectron	264,900 b	799,998
Sun Microsystems	1,013,200 b	4,407,420
Symantec	299,839 b	5,208,203
Symbol Technologies	73,559	812,827
Tektronix	24,200	659,934
Teradyne	57,400 b	754,236
Texas Instruments	451,300	13,439,714
Unisys	99,400 b	508,928
VeriSign	71,000 b	1,273,030
Xerox	266,000 a,b	3,747,940
Xilinx	99,500	2,018,855
Yahoo!	363,200 b	9,857,248
		465,098,585
Materials--2.9%
Air Products & Chemicals	64,900	4,149,057
Alcoa	252,048	7,548,838
Allegheny Technologies	25,277	1,614,947
Ashland	20,600	1,370,106
Ball	30,300 a	1,160,490
Bemis	30,400	933,280
Dow Chemical	278,563	9,632,708
Eastman Chemical	23,700	1,176,231
Ecolab	52,800 a	2,274,096
EI Du Pont de Nemours & Co.	266,912	10,585,730
Freeport-McMoRan Copper & Gold, Cl. B	54,600	2,978,976

Hercules	32,900 a,b	457,310
International Flavors & Fragrances	22,900	847,300
International Paper	142,753	4,900,710
Louisiana-Pacific	30,800	616,000
MeadWestvaco	52,511	1,371,587
Monsanto	156,728	6,737,737
Newmont Mining	130,025	6,661,181
Nucor	90,300	4,801,251
Pactiv	40,900 b	1,002,459
Phelps Dodge	59,090	5,160,921
PPG Industries	48,000	2,953,920
Praxair	93,600	5,133,024
Rohm & Haas	42,115	1,942,344
Sealed Air	23,632	1,116,376
Sigma-Aldrich	19,400 a	1,348,300
Temple-Inland	32,000	1,361,280
United States Steel	36,200	2,283,134
Vulcan Materials	29,100	1,948,827
Weyerhaeuser	71,300	4,182,458
		98,250,578
Telecommunication Services--3.5%
Alltel	112,700	6,217,659
AT & T	1,126,313	33,778,127
BellSouth	524,000	20,525,080
CenturyTel	33,600	1,295,952
Citizens Communications	94,100 a	1,207,303
Embarq	43,142 a,b	1,952,175
Qwest Communications International	453,500 a,b	3,623,465
Sprint Nextel	862,945	17,086,311
Verizon Communications	845,056	28,579,794
Windstream	136,623 a	1,711,886
		115,977,752
Utilities--3.5%
AES	190,700 b	3,787,302
Allegheny Energy	47,300 b	1,941,665
Ameren	59,500 a	3,064,250
American Electric Power	114,160	4,123,459
Centerpoint Energy	90,166 a	1,238,881
CMS Energy	64,100 a,b	898,041
Consolidated Edison	71,200 a	3,337,144
Constellation Energy Group	51,800	2,999,738
Dominion Resources/VA	100,708	7,903,564
DTE Energy	51,500 a	2,179,480
Duke Energy	357,772	10,847,647
Dynegy, Cl. A	106,900 b	601,847
Edison International	94,400	3,906,272
Entergy	60,200	4,641,420
Exelon	193,650	11,212,335
FirstEnergy	95,502	5,348,112
FPL Group	117,100 a	5,051,694
KeySpan	50,700	2,041,689
Nicor	12,900 a	565,278
Peoples Energy	11,100 a	468,531
PG & E	100,600 a	4,193,008
Pinnacle West Capital	28,700 a	1,234,387
PPL	110,200	3,749,004
Progress Energy	73,269	3,190,865
Public Service Enterprise Group	72,800	4,908,904

	Sempra Energy	75,066	3,622,685
	Southern	215,000 a	7,262,700
	TECO Energy	60,500	964,370
	TXU	133,994	8,606,435
	Xcel Energy	117,510 a	2,354,900
			116,245,607
	Total Common Stocks
	(cost $2,449,518,848)		3,347,378,966

		Principal
	Short-Term Investments--.1%	Amount ($)	Value ($)

	U.S. Treasury Bills:
	4.69%, 8/10/06	500,000 c	499,400
	4.76%, 9/7/06	1,200,000 c	1,194,084
	4.90%, 10/12/06	500,000	495,145
	Total Short-Term Investments
	(cost $2,188,643)		2,188,629

	Other Investment--.2%	Shares	Value ($)

	Registered Investment Company;
	Dreyfus Institutional Preferred
	Plus Money Market Fund
	(cost $6,645,000)	6,645,000 d	6,645,000

	Investment of Cash Collateral
	for Securities Loaned--4.0%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $133,877,791)	133,877,791 d	133,877,791

	Total Investments (cost $2,592,230,282)	104.0%	3,490,090,386
	Liabilities, Less Cash and Receivables	(4.0%)	(132,625,632)
	Net Assets	100.0%	3,357,464,754

a		All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on
		loan is $127,680,395 and the total market value of the collateral held by the fund is $133,877,791.
b	Non-income producing security.
c		All or partially held by a broker as collateral for open financial futures positions.
d		Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2006 (Unaudited)

Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

Financial Futures Long
Standard and Poor's 500	40	12,818,000	September 2006	172,050

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2006 (Unaudited)

Common Stocks--99.7%	Shares	Value ($)

Consumer Discretionary--14.8%
4Kids Entertainment	19,300 a	314,397
Aaron Rents	74,497	1,798,358
ADVO	52,450	1,899,214
Arbitron	50,500	1,848,805
Arctic Cat	26,400	466,488
Ashworth	11,900 a	97,342
Audiovox, Cl. A	27,300 a	342,069
Aztar	59,300 a	3,068,182
Bally Total Fitness Holding	38,800 a,b	223,100
Bassett Furniture Industries	14,900	268,647
Brown Shoe	51,150	1,656,237
Building Material Holding	51,000	1,092,930
Cato, Cl. A	55,000	1,337,600
CEC Entertainment	54,725 a	1,616,029
Champion Enterprises	123,599 a	819,461
Children's Place Retail Stores	35,800 a	1,998,356
Christopher & Banks	61,275	1,727,342
Coachmen Industries	18,300	198,189
Cost Plus	25,900 a	349,391
CPI	9,900	317,790
Deckers Outdoor	20,000 a	852,800
Dress Barn	76,600 a	1,653,028
Drew Industries	23,200 a	541,256
Ethan Allen Interiors	55,300	2,063,796
Finish Line, Cl. A	65,200	801,960
Fleetwood Enterprises	101,000 a	719,120
Fossil	75,925 a	1,378,798
Fred's	69,400	832,106
Genesco	41,600 a	1,126,112
Group 1 Automotive	38,800	2,379,216
Guitar Center	42,100 a	1,790,092
Gymboree	54,000 a	1,810,080
Hancock Fabrics/DE	10,500	34,440
Haverty Furniture Cos.	39,300	605,613
Hibbett Sporting Goods	59,800 a	1,181,648
HOT Topic	59,700 a	878,187
IHOP	30,500	1,386,530
Interface, Cl. A	69,100 a	847,857
Jack in the Box	60,900 a	2,401,896
Jakks Pacific	43,800 a	722,262
Jo-Ann Stores	31,360 a	445,312
Jos A Bank Clothiers	22,900 a	576,622
K-Swiss, Cl. A	47,300	1,322,981
K2	74,100 a	779,532
Kellwood	45,000	1,190,250
La-Z-Boy	81,000 b	1,032,750
Landry's Restaurants	26,000	735,540
Lenox Group	27,000 a	187,920
Libbey	19,000	150,670
Live Nation	108,700 a	2,278,352
LKQ	76,500 a	1,713,600

Lone Star Steakhouse & Saloon	31,000		725,090
M/I Homes	16,300		525,186
Marcus	34,800		686,952
MarineMax	27,200	a	572,560
Men's Wearhouse	87,600		2,725,236
Meritage Homes	35,600	a	1,380,212
Midas	19,300	a	332,925
Monaco Coach	45,450		484,042
Multimedia Games	48,000	a	469,920
National Presto Industries	5,400		291,816
Nautilus	50,400		633,024
NVR	8,100	a	4,009,500
O'Charleys	39,200	a	627,200
Oxford Industries	22,300		790,758
Panera Bread, Cl. A	50,500	a	2,641,655
Papa John's International	44,400	a	1,427,016
PEP Boys-Manny Moe & Jack	74,400		802,032
PetMed Express	37,300	a	435,291
PF Chang's China Bistro	39,300	a	1,188,039
Phillips-Van Heusen	80,000		2,842,400
Pinnacle Entertainment	72,800	a	1,996,904
Polaris Industries	68,700		2,625,714
Pool	87,830		3,419,222
Pre-Paid Legal Services	19,300	b	699,046
Quiksilver	182,200	a	2,359,490
Radio One, Cl. D	124,500	a	893,910
Rare Hospitality International	55,250	a	1,453,075
RC2	33,900	a	1,148,193
Red Robin Gourmet Burgers	20,400	a	792,540
Russ Berrie & Co.	18,800	a	206,988
Russell	47,700		859,077
Ryan's Restaurant Group	69,300	a	1,092,168
Select Comfort	91,550	a	1,844,733
Shuffle Master	55,773	a	1,625,783
Skechers USA, Cl. A	44,500	a	970,545
Skyline	11,300		427,253
Sonic	142,317	a	2,800,799
Sonic Automotive	51,800		1,191,400
Stage Stores	40,700		1,207,162
Stamps.com	29,900	a	609,661
Standard Motor Products	14,300		111,540
Standard-Pacific	106,000		2,366,980
Steak n Shake	42,878	a	633,737
Stein Mart	48,500		625,165
Stride Rite	61,200		774,792
Sturm Ruger & Co.	31,000		206,770
Superior Industries International	33,300		606,393
Tractor Supply	55,000	a	2,515,700
Triarc Cos., Cl. B	96,500		1,350,035
Tuesday Morning	38,500		556,710
Tween Brands	55,800	a	2,076,876
Universal Technical Institute	35,800	a	720,654
Vertrue	16,500	a	700,590
Winnebago Industries	55,400		1,601,614
WMS Industries	34,800	a	923,244
Wolverine World Wide	95,950		2,440,968
Zale	79,000	a	2,023,190
			127,909,728

Consumer Staples--4.1%
Alliance One International	118,700	466,491
American Italian Pasta, Cl. A	32,700	271,737
Casey's General Stores	85,600	1,937,128
Corn Products International	121,200	4,031,112
Delta & Pine Land	59,733	2,043,466
Flowers Foods	86,575	2,465,656
Great Atlantic & Pacific Tea	24,900	591,375
Hain Celestial Group	62,200 a	1,343,520
Hansen Natural	82,800 a	3,807,972
J & J Snack Foods	26,700	803,403
Lance	46,000	1,096,180
Longs Drug Stores	47,000	1,932,640
Nash Finch	24,400	545,828
NBTY	93,000 a	2,746,290
Peet's Coffee & Tea	18,200 a	516,334
Performance Food Group	62,500 a	1,741,875
Playtex Products	104,800 a	1,186,336
Ralcorp Holdings	43,500 a	1,813,080
Sanderson Farms	20,300	525,973
Spectrum Brands	52,100 a	352,717
TreeHouse Foods	52,000 a	1,245,920
United Natural Foods	64,300 a	1,938,002
USANA Health Sciences	18,400 a	816,040
WD-40	30,400	991,344
		35,210,419
Energy--9.0%
Atwood Oceanics	41,800 a	1,961,674
Bristow Group	37,300 a	1,264,097
Cabot Oil & Gas	77,650	4,096,037
CARBO Ceramics	29,700	1,155,033
Cimarex Energy	137,000	5,593,710
Dril-Quip	13,900 a	1,174,411
Frontier Oil	188,900	6,658,725
Helix Energy Solutions Group	151,463 a	5,905,542
Hydril	31,000 a	2,147,370
Input/Output	115,500 a	1,135,365
Lone Star Technologies	48,400 a	2,279,640
Lufkin Industries	22,700	1,407,627
Massey Energy	130,500	3,486,960
Maverick Tube	59,800 a	3,814,642
NS Group	39,400 a	1,992,852
Oceaneering International	89,300 a	3,904,196
Penn Virginia	30,100	2,054,626
Petroleum Development	26,800 a	1,193,672
SEACOR Holdings	33,650 a	2,737,428
St. Mary Land & Exploration	91,000	3,913,000
Stone Energy	42,300 a	1,977,525
Swift Energy	49,000 a	2,352,000
Tetra Technologies	118,050 a	3,377,411
Unit	75,700 a	4,439,048
Veritas DGC	59,200 a	3,390,384
W-H Energy Services	48,500 a	2,668,470
World Fuel Services	46,000	2,176,720
		78,258,165
Financial--16.7%
Acadia Realty Trust	44,100	1,051,344
Anchor Bancorp Wisconsin	31,000	920,700

Bank Mutual	92,100	1,134,672
BankAtlantic Bancorp, Cl. A	72,100	1,000,748
BankUnited Financial, Cl. A	58,000	1,716,220
Boston Private Financial Holdings	58,100	1,460,053
Brookline Bancorp	91,300	1,185,074
Cash America International	50,300	1,722,775
Central Pacific Financial	50,200	1,757,000
Chittenden	79,037	2,230,424
Colonial Properties Trust	74,800	3,585,164
Community Bank System	47,800	1,011,448
Delphi Financial Group, Cl. A	68,676	2,615,850
Dime Community Bancshares	36,650	512,000
Downey Financial	36,780	2,440,353
East West Bancorp	99,800	4,026,930
EastGroup Properties	35,300	1,660,159
Entertainment Properties Trust	47,300	2,013,561
Essex Property Trust	36,100	4,226,949
Fidelity Bankshares	32,200	1,239,700
Financial Federal	44,850	1,205,120
First Bancorp/Puerto Rico	134,400	1,275,456
First Commonwealth Financial	108,500	1,409,415
First Indiana	19,900	498,893
First Midwest Bancorp/IL	80,574	2,876,492
First Republic Bank/San Francisco, CA	38,350	1,631,026
FirstFed Financial	30,900 a	1,744,305
Flagstar Bancorp	53,000	771,680
Franklin Bank/Houston, TX	38,000 a	737,580
Fremont General	110,500	1,961,375
Glacier Bancorp	47,400	1,452,336
Glenborough Realty Trust	47,800	1,061,160
Hanmi Financial	70,900	1,349,936
Harbor Florida Bancshares	32,300	1,428,306
Hilb, Rogal & Hobbs	54,200	2,195,100
Independent Bank/MI	33,100	847,691
Infinity Property & Casualty	35,800	1,471,022
Investment Technology Group	68,200 a	3,434,552
Irwin Financial	34,500	677,235
Kilroy Realty	50,000	3,694,500
LaBranche & Co.	106,000 a,b	1,047,280
LandAmerica Financial Group	30,900	1,972,347
Lexington Corporate Properties Trust	85,800	1,709,136
LTC Properties	36,800	812,176
MAF Bancorp	45,500	1,865,500
Nara Bancorp	38,000	699,580
National Retail Properties	96,400	2,008,976
New Century Financial	94,850	4,141,151
Parkway Properties/Md	23,600	1,073,092
Philadelphia Consolidated Holding	90,200 a	3,055,074
Piper Jaffray Cos.	35,000 a	1,791,650
Portfolio Recovery Associates	25,500 a	1,091,910
Presidential Life	39,800	960,772
PrivateBancorp	28,000	1,316,280
ProAssurance	49,800 a	2,475,558
Prosperity Bancshares	36,700	1,290,739
Provident Bankshares	53,024	1,949,692
PS Business Parks	24,400	1,464,000
Republic Bancorp/MI	122,025	1,593,647
Rewards Network	42,600 a	191,700

RLI	35,500	1,678,440
Safety Insurance Group	23,500	1,246,910
Selective Insurance Group	47,000	2,397,000
Shurgard Storage Centers, Cl. A	75,500	4,975,450
South Financial Group	118,500	3,201,870
Sovran Self Storage	30,900	1,596,603
Sterling Bancorp/NY	29,600	597,032
Sterling Bancshares/TX	79,900	1,565,241
Sterling Financial/WA	59,635	1,906,531
Stewart Information Services	33,900	1,165,482
Susquehanna Bancshares	89,300	2,159,274
SWS Group	29,871	778,737
TradeStation Group	33,900 a	495,618
Trustco Bank NY	117,944	1,298,563
UCBH Holdings	144,400	2,408,592
Umpqua Holdings	93,400	2,436,806
United Bankshares	57,500	2,048,725
United Fire & Casualty	26,900	803,234
Whitney Holding	109,870	3,965,208
Wilshire Bancorp	23,300	439,671
Wintrust Financial	40,800	1,958,808
World Acceptance	28,600 a	1,186,900
Zenith National Insurance	61,700	2,466,766
		144,522,025
Health Care--11.8%
Alpharma, Cl. A	74,700	1,686,726
Amedisys	24,400 a	931,836
American Medical Systems Holdings	114,800 a	2,095,100
AMERIGROUP	85,800 a	2,496,780
Amsurg	48,800 a	1,081,896
Analogic	21,600	987,984
ArQule	56,200 a	289,992
ArthroCare	41,000 a	1,805,640
BIOLASE Technology	20,000	164,200
Biosite	28,000 a	1,091,440
Bradley Pharmaceuticals	26,500 a	268,710
Cambrex	48,300	1,029,273
Centene	68,600 a	1,114,750
Cerner	102,500 a	4,149,200
Chemed	42,898	1,577,788
CNS	28,000	636,160
Conmed	45,500 a	907,725
Connetics	45,000 a	431,100
Cooper Cos.	72,000	3,182,400
Cross Country Healthcare	31,900 a	570,053
Cyberonics	30,900 a	662,187
Datascope	24,500	752,885
Dendrite International	72,500 a	660,475
Dionex	32,950 a	1,823,783
DJO	36,800 a	1,452,496
Enzo Biochem	47,017 a	606,049
Genesis HealthCare	32,500 a	1,578,525
Gentiva Health Services	45,600 a	733,704
Greatbatch	37,400 a	916,674
Haemonetics/Mass.	45,000 a	1,974,150
Healthways	56,200 a	3,019,064
Hologic	81,100 a	3,642,201
Hooper Holmes	89,600	268,800

ICU Medical	24,300 a	1,015,254
IDEXX Laboratories	52,600 a	4,655,100
Immucor	110,800 a	2,206,028
Integra LifeSciences Holdings	29,100 a	1,072,626
Intermagnetics General	54,762 a	1,485,145
Invacare	54,100	1,137,723
inVentiv Health	45,600 a	1,272,240
Kendle International	20,400 a	593,028
Kensey Nash	16,100 a	454,986
LCA-Vision	33,700	1,454,155
Matria Healthcare	31,900 a	786,973
Mentor	61,900	2,752,074
Merit Medical Systems	39,200 a	569,184
MGI Pharma	125,500 a	1,833,555
Noven Pharmaceuticals	34,800 a	687,648
Odyssey HealthCare	58,450 a	1,052,685
Osteotech	27,400 a	106,312
Owens & Minor	66,000	1,993,860
Palomar Medical Technologies	25,500 a	971,295
Parexel International	44,800 a	1,329,216
Pediatrix Medical Group	80,300 a	3,404,720
Per-Se Technologies	52,845 a	1,261,410
PolyMedica	35,200	1,362,592
Possis Medical	33,800 a	282,568
Regeneron Pharmaceuticals	70,000 a	956,200
RehabCare Group	27,900 a	522,288
Resmed	121,600 a	5,643,456
Respironics	119,000 a	4,234,020
Savient Pharmaceuticals	102,600 a	605,340
Sciele Pharma	44,600 a	911,624
SFBC International	30,200 a,b	489,542
Sierra Health Services	85,600 a	3,696,208
Sunrise Senior Living	67,300 a	1,943,624
SurModics	28,000 a	1,001,000
Theragenics	56,800 a	177,216
United Surgical Partners
International	70,800 a	1,748,760
Viasys Healthcare	50,800 a	1,308,608
Vital Signs	13,300	684,817
		102,252,826
Industrial--17.0%
AAR	54,050 a	1,279,904
ABM Industries	62,200	1,026,300
Acuity Brands	74,700	3,266,631
Administaff	41,400	1,308,654
Albany International, Cl. A	49,400	1,774,942
Angelica	11,000	185,350
AO Smith	37,750	1,617,965
Apogee Enterprises	40,400	580,548
Applied Industrial Technologies	63,025	1,469,743
Applied Signal Technology	19,900	304,868
Arkansas Best	45,300	2,012,679
Armor Holdings	49,000 a	2,531,340
Astec Industries	30,700 a	650,840
ASV	25,400 a,b	387,604
Baldor Electric	46,233	1,368,497
Barnes Group	59,500	1,012,095
Belden CDT	71,512	2,320,564

Bowne & Co.	47,800		662,986
Brady, Cl. A	84,300		2,845,968
Briggs & Stratton	80,600		2,063,360
C & D Technologies	24,000		170,400
CDI	21,200		414,460
Central Parking	28,210		433,870
Ceradyne	44,300	a	2,165,827
Clarcor	83,100		2,362,533
Coinstar	46,800	a	1,141,452
Consolidated Graphics	18,000	a	885,420
Cubic	24,500		491,470
Curtiss-Wright	70,000		2,034,200
EDO	23,600		529,584
EGL	57,200	a	2,511,652
ElkCorp	29,500		735,730
EMCOR Group	52,500	a	2,704,800
EnPro Industries	38,400	a	1,201,152
Esterline Technologies	42,000	a	1,777,860
Forward Air	49,350		1,583,641
Frontier Airlines Holdings	43,800	a	283,824
G & K Services, Cl. A	34,400		1,160,312
Gardner Denver	84,500	a	2,927,925
GenCorp	84,700	a,b	1,245,937
Griffon	41,300	a	934,206
Healthcare Services Group	52,000		1,123,720
Heartland Express	98,674		1,485,044
Heidrick & Struggles International	31,200	a	1,008,384
HUB Group, Cl. A	73,700	a	1,664,146
IDEX	86,300		3,749,735
Insituform Technologies, Cl. A	38,100	a	821,055
JLG Industries	171,700		3,107,770
John H. Harland	48,100		1,890,811
Kaman	43,500		798,225
Kansas City Southern	119,500	a	2,942,090
Kaydon	46,000		1,667,500
Kirby	85,100	a	2,732,561
Knight Transportation	85,250		1,462,890
Labor Ready	89,950	a	1,467,084
Landstar System	93,600		3,995,784
Lawson Products	7,400		270,174
Lennox International	94,000		2,144,140
Lindsay Manufacturing	17,900		479,004
Lydall	27,000	a	241,920
Magnetek	29,400	a	82,614
Manitowoc	101,050		3,967,223
Mesa Air Group	68,000	a	575,280
Mobile Mini	54,300	a	1,662,666
Moog, Cl. A	60,775	a	2,108,285
Mueller Industries	60,700		2,230,118
NCI Building Systems	33,800	a	1,579,812
NCO Group	50,800	a	1,343,660
Netgear	54,200	a	1,048,770
Network Equipment Technologies	22,000	a	69,520
Old Dominion Freight Line	47,000	a	1,531,260
On Assignment	6,600	a	56,430
Regal-Beloit	51,300		2,039,175
Robbins & Myers	20,400		546,720
School Specialty	34,800	a	1,113,600

Shaw Group	126,200 a	2,611,078
Simpson Manufacturing	59,900	1,677,200
Skywest	99,200	2,405,600
Spherion	103,100 a	783,560
Standard Register	20,900	257,070
Standex International	18,500	506,160
Teledyne Technologies	58,200 a	2,220,912
Tetra Tech	94,456 a	1,514,130
Toro	74,000	3,064,340
Tredegar	42,300	669,186
Triumph Group	27,000	1,295,730
United Stationers	54,800 a	2,694,516
Universal Forest Products	29,700	1,508,463
URS	72,000 a	2,851,200
Valmont Industries	29,700	1,510,245
Viad	35,000	1,136,800
Vicor	28,900	330,905
Volt Information Sciences	17,900 a	758,960
Wabash National	50,300	716,272
Waste Connections	71,450 a	2,670,801
Watsco	39,600	1,755,072
Watson Wyatt Worldwide, Cl. A	71,200	2,346,752
Watts Water Technologies, Cl. A	38,800	1,130,244
Wolverine Tube	7,900 a,b	34,444
Woodward Governor	47,800	1,401,018
		147,224,921
Information Technology--15.9%
Actel	39,300 a	532,908
Adaptec	184,600 a	812,240
Advanced Energy Industries	44,200 a	571,948
Aeroflex	123,200 a	1,249,248
Agilysys	61,300	960,571
Altiris	37,100 a	640,346
Anixter International	53,200	2,932,916
Ansys	67,200 a	3,083,808
ATMI	62,000 a	1,647,340
Avid Technology	67,020 a	2,361,785
Axcelis Technologies	149,700 a	827,841
Bankrate	18,000 a	541,620
Bel Fuse, Cl. B	22,400	707,616
Bell Microproducts	44,600 a	210,066
Benchmark Electronics	104,000 a	2,530,320
Black Box	28,000	1,151,080
Blue Coat Systems	22,300 a	320,674
Brightpoint	79,840 a	1,171,253
Brooks Automation	114,048 a	1,287,602
C-COR	56,000 a	370,160
CACI International, Cl. A	48,300 a	2,721,705
Captaris	38,500 a	176,330
Carreker	33,000 a	219,450
Catapult Communications	16,300 a	164,141
Checkpoint Systems	63,200 a	1,042,800
CIBER	79,100 a	514,150
Cognex	75,400	1,779,440
Coherent	51,800 a	1,660,708
Cohu	39,300	596,574
Comtech Telecommunications	35,600 a	988,256
CTS	61,200	881,892

Cymer	58,700 a	2,296,344
Daktronics	49,300	1,387,302
Digi International	33,200 a	415,332
Digital Insight	58,200 a	1,373,520
Diodes	35,800 a	1,284,862
Ditech Networks	46,300 a	375,956
DSP Group	50,600 a	1,212,376
eFunds	70,100 a	1,474,203
Electro Scientific Industries	46,000 a	808,680
Epicor Software	86,600 a	1,014,952
EPIQ Systems	25,500 a	410,550
ESS Technology	50,800 a	86,868
Exar	60,000 a	777,000
Factset Research Systems	57,300	2,515,470
FEI	35,600 a	775,368
Filenet	70,700 a	2,249,674
Flir Systems	113,900 a	2,734,739
Gerber Scientific	35,800 a	548,814
Gevity HR	41,300	917,273
Global Imaging Systems	42,000 a	1,775,760
Global Payments	111,340	4,736,404
Harmonic	91,900 a	464,095
Hutchinson Technology	36,800 a	664,240
Hyperion Solutions	98,762 a	3,077,424
InfoSpace	45,200 a	997,112
Insight Enterprises	74,100 a	1,255,254
Inter-Tel	37,600	806,144
Internet Security Systems	61,800 a	1,389,882
Itron	41,000 a	1,908,140
j2 Global Communications	85,500 a	2,394,000
JDA Software Group	50,400 a	779,688
Keane	67,200 a	969,024
Keithley Instruments	25,900	292,411
Komag	51,800 a,b	1,984,458
Kopin	113,500 a	376,820
Kronos/MA	51,950 a	1,507,069
Kulicke & Soffa Industries	78,600 a	580,854
Littelfuse	35,800 a	1,209,324
LoJack	30,900 a	488,529
Manhattan Associates	47,200 a	994,032
Mantech International, Cl. A	28,400 a	800,596
MapInfo	35,900 a	411,414
MAXIMUS	30,200	819,628
Mercury Computer Systems	29,900 a	401,856
Methode Electronics	67,700	541,600
Micros Systems	63,200 a	2,528,000
Microsemi	114,400 a	2,894,320
MIVA	19,300 a	58,865
MRO Software	36,300 a	766,656
MTS Systems	35,300	1,301,158
Napster	46,000 a	125,120
Neoware	32,000 a	396,160
Novatel Wireless	39,500 a	436,870
Open Solutions	33,000 a	912,450
Park Electrochemical	39,450	971,653
Paxar	55,325 a	1,019,086
PC-Tel	17,000 a	158,270
Pericom Semiconductor	38,200 a	320,880

Phoenix Technologies	25,400 a	120,650
Photon Dynamics	15,900 a	168,858
Photronics	74,700 a	1,043,559
Planar Systems	35,300 a	372,768
Power Integrations	48,800 a	775,920
Progress Software	66,700 a	1,509,421
Quality Systems	28,300	937,296
Radiant Systems	37,800 a	414,666
Radisys	33,000 a	695,970
Rogers	28,500 a	1,624,500
Rudolph Technologies	30,300 a	421,473
Scansource	47,500 a	1,413,125
Secure Computing	85,000 a	472,600
Skyworks Solutions	261,400 a	1,147,546
Sonic Solutions	40,100 a	569,821
SPSS	29,900 a	808,197
Standard Microsystems	36,800 a	978,144
Startek	19,900	264,869
Supertex	21,400 a	711,336
Symmetricom	69,750 a	493,830
Synaptics	39,800 a	836,596
Take-Two Interactive Software	102,600 a	1,098,846
TALX	49,850	1,024,418
Technitrol	65,200	1,615,656
THQ	101,025 a	2,292,257
Tollgrade Communications	22,300 a	206,944
Trimble Navigation	90,000 a	4,322,700
Ultratech	27,900 a	422,406
United Online	107,300	1,170,643
Varian Semiconductor Equipment
Associates	93,100 a	2,951,270
Veeco Instruments	42,200 a	940,216
ViaSat	37,800 a	933,660
WebEx Communications	56,000 a	1,919,680
Websense	82,500 a	1,546,875
X-Rite	44,800	414,848
		137,472,881
Materials--5.2%
Aleris International	49,178 a	2,013,347
AM Castle & Co.	16,200	535,896
AMCOL International	34,500	799,365
Aptargroup	56,300	2,899,450
Arch Chemicals	40,200	1,424,688
Brush Engineered Materials	30,200 a	696,714
Buckeye Technologies	42,400 a	318,000
Caraustar Industries	38,200 a	269,692
Carpenter Technology	35,400	3,483,360
Cascade Natural Gas	18,500	479,520
Century Aluminum	35,800 a	1,105,146
Chaparral Steel	36,000 a	2,526,840
Chesapeake	29,900	426,075
Cleveland-Cliffs	73,300	2,649,795
Deltic Timber	20,900	1,032,042
Georgia Gulf	59,400	1,512,324
HB Fuller	49,600	1,983,008
Headwaters	67,200 a	1,555,008
MacDermid	41,400	1,119,042
Material Sciences	21,400 a	201,588

Myers Industries	54,309	903,702
Neenah Paper	21,400	630,016
OM Group	49,500 a	1,738,440
Omnova Solutions	69,000 a	416,070
Penford	13,600	219,096
PolyOne	152,600 a	1,274,210
Pope & Talbot	17,400	89,262
Quaker Chemical	12,900	249,099
Quanex	64,075	2,325,282
Rock-Tenn, Cl. A	51,000	876,690
RTI International Metals	34,500 a	1,589,760
Ryerson	44,300	1,198,315
Schulman (A.)	50,000	1,094,000
Schweitzer-Mauduit International	26,900	544,187
Steel Technologies	24,200	561,682
Texas Industries	41,800	2,064,084
Tronox, Cl. B	64,000	841,600
Wausau Paper	80,900	990,216
Wellman	19,500	59,280
		44,695,891
Telecommunication Services--.2%
Commonwealth Telephone Enterprises	39,300	1,316,943
General Communication, Cl. A	68,200 a	813,626
		2,130,569
Utilities--5.0%
Allete	50,000	2,321,000
American States Water	26,150	989,778
Atmos Energy	134,500	3,869,565
Avista	81,600	2,038,368
Central Vermont Public Service	20,300	445,585
CH Energy Group	22,400	1,110,816
Cleco	82,000	2,027,040
El Paso Electric	73,700 a	1,615,504
Energen	120,500	5,135,710
Green Mountain Power	5,300	179,034
Laclede Group	37,800	1,256,094
New Jersey Resources	47,400	2,366,682
Northwest Natural Gas	45,500	1,727,635
Piedmont Natural Gas	119,500	3,075,930
South Jersey Industries	47,200	1,400,424
Southern Union	154,872	4,203,226
Southwest Gas	67,000	2,206,310
UGI	171,300	4,256,805
UIL Holdings	36,966	1,287,526
Unisource Energy	53,800	1,794,768
		43,307,800
Total Common Stocks
(cost $707,554,122)		862,985,225

	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)

U.S. Treasury Bills
4.90%, 10/12/06
(cost $198,040)	200,000 c	198,058

Other Investment--.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred

	Plus Money Market Fund
	(cost $738,000)		738,000 d	738,000

	Investment of Cash Collateral
	for Securities Loaned--.5%

	Registered Investment Company;
	Dreyfus Institutional Cash
	Advantage Plus Fund
	(cost $4,294,222)		4,294,222 d	4,294,222

	Total Investments (cost $712,784,384)		100.3%	868,215,505
	Liabilities, Less Cash and Receivables		(.3%)	(2,955,477)
	Net Assets		100.0%	865,260,028

a	Non-income producing security.
b		All or a portion of these securities are on loan. At July 31, 2006, the total market value of the fund's securities on
		loan is $4,060,325 and the total market value of the collateral held by the fund is $4,294,222.
c		All or partially held by a broker as collateral for open financial futures positions.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

	STATEMENT OF FINANCIAL FUTURES
	July 31, 2006 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2006 ($)

	Financial Futures Long
	Russell 2000 E-Mini 34	2,395,640	September 2006	48,330

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	September 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 15, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	September 15, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)